SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 13, 2018	May 31, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Nov. 21, 2025	May 08, 2023	May 31, 2020	May 31, 2018	May 04, 2018	Apr. 30, 2018	Apr. 23, 2018	Nov. 30, 2016	Oct. 31, 2016
Class of Stock [Line Items]
Repurchase of bonds				$ 11,144,000	$ 133,117,000	$ 205,848,000
Share capital, par value (in dollars per share)				$ 0.01	$ 0.01								$ 0.01
Total authorized for share lending arrangement (in shares)				11,765,142	11,765,142	11,765,842							7,000,000
Shares outstanding value						$ 0
Shares cancelled (in shares)					700
Shares issued (in shares)				107,060	242,146
Options exercised (in shares)				400,000	510,000	0
New shares issued (in shares)				107,060	242,146
Proceeds from issuance of common stock					$ 96,250,000
Authorized repurchase amount									$ 100,000,000
Treasury stock, shares, acquired (in shares)				2,347,752	1,095,095
Average cost per share repurchased (in dollars per share)				$ 8.58	$ 9.27
Treasury stock at cost				$ 20,200,000	$ 10,200,000
Remaining authorized purchase amount				79,800,000	89,800,000
Dividends declared				$ 125,100,000	$ 6,900,000
Share Repurchase Program
Class of Stock [Line Items]
Treasury stock, shares, acquired (in shares)				1,252,657	0
Average cost per share repurchased (in dollars per share)				$ 7.98
Treasury stock at cost				$ 10,000,000.0
Dividend Reinvestment Plan (DRIP)
Class of Stock [Line Items]
Dividend reinvestment plan, maximum number of shares authorized (in shares)								10,000,000
At The Market
Class of Stock [Line Items]
Equity distribution agreement, maximum value of shares authorized										$ 100,000,000.0
At The Market and Dividend Reinvestment Plan
Class of Stock [Line Items]
New shares issued (in shares)				0	0
Underwritten Public Offering
Class of Stock [Line Items]
Total authorized for share lending arrangement (in shares)					8,000,000
Public offering price (in USD per share)					$ 12.50
Senior Unsecured Convertible Bonds Due 2023
Class of Stock [Line Items]
Interest rate (as a percent)			4.875%								4.875%
Aggregate debt amount												$ 14,000,000.0		$ 150,000,000.0
Repurchase of bonds			$ 53,000,000.0				$ 2,000,000.0
Amount of debt repurchased		$ 84,900,000
Shares loaned to affiliate (in shares)											3,765,842
Own share lending arrangement, shares transferred (in shares)				3,765,142		3,765,142
Senior unsecured convertible bonds due 2021
Class of Stock [Line Items]
Interest rate (as a percent)																5.75%
Shares loaned to affiliate (in shares)													3,765,842			8,000,000
Own share lending arrangement, shares transferred (in shares)				8,000,000
Senior Unsecured Convertible Bonds Due 2023
Class of Stock [Line Items]
Interest rate (as a percent)													4.875%	4.875%
Equity component of convertible debt	$ 7,900,000						$ (100,000)
General share lending agreement
Class of Stock [Line Items]
Shares loaned to affiliate (in shares)															8,000,000